STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2011	Nov. 30, 2011
Expenses:
General and Administrative Expenses	$ 825	$ 7,396	$ 7,895
Net (loss)	$ (825)	$ (7,396)	$ (7,895)
(Loss) per common share Basic	$ 0	$ 0
Weighted Average Number of Common Shares Outstanding	4,375,934	4,121,196